united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2; Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Stephanie Shearer, Gemini Fund Services, LLC.

80 Arkay Dr., Suite 110, Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 6/30

Date of reporting period: 9/30/2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Power Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017
Shares		Value
	MUTUAL FUNDS - 84.6%
	DEBT FUNDS - 84.6%
2,120,105	BlackRock Funds II - Floating Rate Income Portfolio - Institutional Class	$ 21,646,270
4,881,945	BlackRock High Yield Portfolio - Institutional Class	38,323,265
3,682,474	Columbia High Yield Bond Fund - Class Z	11,010,598
920,051	Deutsche High Income Fund - Institutional Class	4,425,446
438,250	Hartford High Yield Fund -Institutional Class	3,308,785
1,031,335	Invesco High Yield Fund - Class Y	4,372,861
1,616,204	JPMorgan High Yield Fund - Institutional Class	12,121,533
853,079	Lord Abbett High Yield Fund - Institutional Class	6,619,891
1,132,513	MainStay High Yield Corporate Bond Fund - Institutional Class	6,568,576
224,249	Metropolitan West High Yield Bond Fund - Institutional Class	2,188,672
1,235,553	Neuberger Berman High Income Bond Fund - Institutional Class	10,885,225
471,999	Northeast Investors Trust - Class Z	2,270,315
3,650,557	PIMCO High Yield Fund - Institutional Class	33,074,045
1,620,041	RidgeWorth Seix Floating Rate High Income Fund - Institutional Class	14,126,756
336,891	RidgeWorth Seix High Income Fund - Institutional Class	2,199,897
518,335	RidgeWorth Seix High Yield Fund - Institutional Class	4,379,927
	TOTAL MUTUAL FUNDS (Cost - $173,272,066)	177,522,062

	EXCHANGE TRADED FUNDS - 14.2%
	DEBT FUNDS - 14.2%
126,944	iShares iBoxx $ High Yield Corporate Bond ETF	11,267,549
35,543	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	3,609,036
301,687	SPDR Bloomberg Barclays High Yield Bond ETF	11,258,959
129,178	SPDR Bloomberg Barclays Short Term High Yield Bond ETF	3,613,109
	TOTAL EXCHANGE TRADED FUNDS (Cost - $29,607,003)	29,748,653

	SHORT-TERM INVESTMENTS - 1.0%
	MONEY MARKET FUNDS - 1.0%
22,908	Dreyfus Treasury Securities Cash Management - Institutional Class, 0.90% *	22,908
23,084	Fidelity Investments Money Market Funds - Government Portfolio - Institutional Class, 0.91% *	23,084
1,967,946	Goldman Sachs Financial Square Funds - Government Fund - FST Shares, 0.91% *	1,967,946
22,369	Invesco Stit Liquid Assets - STIT - Government & Agency Portfolio - Institutional Class, 0.63% *	22,369
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,036,307)	2,036,307

	TOTAL INVESTMENTS - 99.8% (Cost - $204,915,376) (a)	$ 209,307,022
	OTHER ASSETS LESS LIABILITIES - 0.2%	418,904
	NET ASSETS - 100.0%	$ 209,725,926

	ETF - Exchange Traded Fund
	SPDR - Standard & Poor's Depositary Receipt
*	Money market fund; interest rate reflects effective yield on September 30, 2017.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $204,922,287
	and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 4,392,952
	Unrealized depreciation	(8,217)
	Net unrealized appreciation	$ 4,384,735

Power Dividend Index Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017
Shares		Value
	COMMON STOCK - 99.0%
	AGRICULTURE - 3.9%
253,794	Altria Group, Inc.	$ 16,095,616
134,918	Philip Morris International, Inc.	14,977,247
		31,072,863
	AUTO MANUFACTURERS - 4.3%
1,390,227	Ford Motor Co.	16,641,017
426,843	General Motors Co.	17,235,920
		33,876,937
	BEVERAGES - 1.9%
341,116	Coca-Cola Co.	15,353,631

	CHEMICALS - 8.7%
492,836	CF Industries Holdings, Inc.	17,328,114
243,539	DowDuPont, Inc.	16,860,205
172,416	LyondellBasell Industries	17,077,805
814,435	Mosaic Co.	17,583,652
		68,849,776
	COMPUTERS - 6.2%
826,022	HP, Inc.	16,487,399
110,870	International Business Machines Corp.	16,085,020
493,749	Seagate Technology PLC	16,377,654
		48,950,073
	COSMETICS/PERSONAL CARE - 1.9%
170,114	Procter & Gamble Co.	15,476,972

	DIVERSIFIED FINANCIAL SERVICES - 6.6%
498,360	Invesco Ltd.	17,462,534
1,169,007	Navient Corp.	17,558,485
192,296	T. Rowe Price Group, Inc.	17,431,632
		52,452,651
	ELECTRIC - 9.6%
179,925	Duke Energy Corp.	15,099,306
197,891	Entergy Corp.	15,110,957
490,331	FirstEnergy Corp.	15,116,905
399,335	PPL Corp.	15,154,763
314,614	Southern Co.	15,460,132
		75,942,063
	ELECTRICAL COMPONENTS & EQUIPMENT - 2.1%
261,481	Emerson Electric Co.	16,431,466

	ELECTRONICS - 2.0%
302,207	Garmin Ltd.	16,310,112

	FOREST PRODUCTS & PAPER - 2.1%
288,308	International Paper Co.	16,381,661

	HOUSEHOLD PRODUCTS - 2.0%
133,694	Kimberly-Clark Corp.	15,733,110

	INSURANCE - 2.0%
264,593	Arthur J Gallagher & Co.	16,285,699

	MACHINERY - CONSTRUCTION & MINING - 2.1%
134,042	Caterpillar, Inc.	16,716,378

	MISCELLANEOUS MANUFACTURING - 4.1%
218,935	Eaton Corp. PLC	16,812,019
663,024	General Electric Co.	16,031,920
		32,843,939
	OFFICE/BUSINESS EQUIPMENT - 2.1%
500,436	Xerox Corp.	16,659,514

Power Dividend Index Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2017
Shares		Value
	COMMON STOCK - 99.0% (Continued)
	OIL & GAS - 6.4%
142,563	Chevron Corp.	$ 16,751,153
262,171	Occidental Petroleum Corp.	16,834,000
227,107	Valero Energy Corp.	17,471,342
		51,056,495
	PHARMACEUTICALS - 10.2%
185,061	AbbVie, Inc.	16,444,520
190,470	Eli Lilly & Co.	16,292,804
120,578	Johnson & Johnson	15,676,346
245,737	Merck & Co., Inc.	15,734,540
463,159	Pfizer, Inc.	16,534,776
		80,682,986
	PIPELINES - 4.0%
280,920	ONEOK, Inc.	15,565,777
531,936	Williams Cos., Inc.	15,963,399
		31,529,176
	RETAIL - 2.0%
740,760	Macy's, Inc.	16,163,383

	SAVINGS & LOANS - 2.2%
971,890	People's United Financial, Inc.	17,630,085

	TELECOMMUNICATIONS - 8.5%
443,753	AT&T, Inc.	17,381,805
851,856	CenturyLink, Inc.	16,100,078
501,702	Cisco Systems, Inc.	16,872,238
342,511	Verizon Communications, Inc.	16,950,869
		67,304,990
	TOYS/GAMES/HOBBIES - 2.0%
1,033,640	Mattel, Inc.	16,000,747

	TRANSPORTATION - 2.1%
137,275	United Parcel Services, Inc.	16,485,355

	TOTAL COMMON STOCK (Cost - $720,217,212)	786,190,062

	SHORT-TERM INVESTMENTS - 1.0%
	MONEY MARKET FUNDS - 1.0%
4,403	Dreyfus Treasury Securities Cash Management - Institutional Class, 0.90% *	4,403
6,067	Fidelity Investments Money Market Funds - Government Portfolio - Institutional Class, 0.91% *	6,067
7,773,317	Goldman Sachs Financial Square Funds - Government Fund - FST Shares, 0.91% *	7,773,317
4,818	Invesco Stit Liquid Assets - STIT - Government & Agency Portfolio - Institutional Class, 0.63% *	4,818
	TOTAL SHORT-TERM INVESTMENTS (Cost - $7,788,605)	7,788,605

	TOTAL INVESTMENTS - 100.0% (Cost - $728,005,817) (a)	$ 793,978,667
	OTHER ASSETS LESS LIABILITIES - 0.0%	232,243
	NET ASSETS - 100.0%	$ 794,210,910

	PLC - Public Limited Company
*	Money market fund; interest rate reflects effective yield on September 30, 2017.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $730,620,782
	and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 91,594,415
	Unrealized depreciation	(28,236,530)
	Net unrealized appreciation	$ 63,357,885

Power Momentum Index Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017
Shares		Value
	COMMON STOCK - 79.2%
	AEROSPACE/DEFENSE - 6.1%
2,919	Boeing Co.	$ 742,039
2,323	Lockheed Martin Corp.	720,804
3,869	Raytheon Co.	721,878
		2,184,721
	BIOTECHNOLOGY - 5.8%
5,069	Alexion Pharmaceuticals, Inc. *	711,130
2,167	Biogen, Inc. *	678,531
8,445	Gilead Sciences, Inc.	684,214
		2,073,875
	CHEMICALS - 4.2%
8,094	FMC Corp.	722,875
7,692	LyondellBasell Industries	761,893
		1,484,768
	COMMERCIAL SERVICES - 3.9%
11,523	PayPal Holdings, Inc. *	737,818
10,229	Total System Services, Inc.	669,999
		1,407,817
	DIVERSIFIED FINANCIAL SERVICES - 10.6%
8,431	American Express Co.	762,668
6,717	CBOE Holdings, Inc.	722,951
17,795	E*TRADE Financial Corp. *	776,040
9,508	Nasdaq, Inc.	737,535
8,603	T. Rowe Price Group, Inc.	779,862
		3,779,056
	ELECTRIC - 9.7%
11,629	Ameren Corp.	672,621
21,830	First Energy Corp.	673,019
4,723	NextEra Energy, Inc.	692,156
30,131	NRG Energy, Inc.	771,052
10,497	WEC Energy Group, Inc.	659,002
		3,467,850
	ELECTRONICS - 2.1%
8,723	Amphenol Corp.	738,315

	HEALTHCARE-SERVICES - 2.0%
3,585	UnitedHealth Group, Inc.	702,122

	HEALTHCARE-PRODUCTS - 2.1%
7,523	Avery Dennison Corp.	739,812

	INTERNET - 2.0%
6,834	VeriSign, Inc. *	727,069

	MACHINERY-DIVERSIFIED - 2.0%
11,257	Xylem, Inc.	705,026

	MINING - 2.0%
49,916	Freeport-McMoRan, Inc. *	700,821

	OIL & GAS - 10.1%
6,574	Andeavor Logistics LP	678,108
26,504	Cabot Oil & Gas Corp.	708,982
11,210	EQT Corp.	731,340
8,051	Phillips 66	737,552
9,663	Valero Energy Corp.	743,374
		3,599,356

Power Momentum Index Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2017

Shares		Value
	COMMON STOCK - 79.2% (Continued)
	PACKAGING & CONTAINERS - 2.0%
6,253	Packaging Corp of America	$ 717,094

	PHARMACEUTICALS - 2.0%
8,210	AbbVie, Inc.	729,541

	SOFTWARE - 2.0%
7,681	Fidelity National Information Services, Inc.	717,329

	TELECOMMUNICATIONS - 8.4%
19,982	AT&T, Inc.	782,695
38,219	CenturyLink, Inc.	722,339
13,417	Level 3 Communications, Inc.	714,992
15,349	Verizon Communications, Inc.	759,622
		2,979,648
	TRANSPORTATION - 2.2%
6,992	JB Hunt Transport Services, Inc.	776,671

	TOTAL COMMON STOCK (Cost - $27,569,083)	28,230,891

	EXCHANGED TRADED FUND - 19.9%
	DEBT FUND - 19.9%
83,984	iShares 1-3 Year Treasury Bond ETF	7,092,449
	TOTAL EXCHANGE TRADED FUND (Cost - $7,092,346)

	SHORT-TERM INVESTMENTS - 1.4%
	MONEY MARKET FUND - 1.4%
479,558	Goldman Sachs Financial Square Funds - Government Fund - FST Shares, 0.91% **	479,558
	TOTAL SHORT-TERM INVESTMENTS (Cost - $479,558)

	TOTAL INVESTMENTS - 100.5% (Cost - $35,140,987) (a)	$ 35,802,898
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5) %	(163,938)
	NET ASSETS - 100.0%	$ 35,638,960

	ETF - Exchange Traded Fund
	LP - Limited Partnership
*	Non-income producing security
**	Money market fund; interest rate reflects effective yield on September 30, 2017
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $35,146,007
	and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 925,817
	Unrealized depreciation	(268,926)
	Net unrealized appreciation	$ 656,891

Power Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2017

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies."

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Power Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2017

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2017 in valuing the fund's investments carried at fair value:

Power Income Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 29,748,653	$ -	$ -	$ 29,748,653
Mutual Funds	177,522,062	-	-	177,522,062
Money Market Funds	2,036,307	-	-	2,036,307
Total	$ 179,558,369	$ -	$ -	$ 179,558,369
Power Dividend Index Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 786,190,062	$ -	$ -	$ 786,190,062
Money Market Fund	7,788,605	-	-	7,788,605
Total	$ 793,978,667	$ -	$ -	$ 793,978,667
Power Dividend Index Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 28,230,891	$ -	$ -	$ 28,230,891
Exchange Traded Funds	7,092,449	-	-	7,092,449
Money Market Fund	479,558	-	-	479,558
Total	$ 35,802,898	$ -	$ -	$ 35,802,898

The Fund did not hold any Level 2 or Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the period.It Is the Fund's Policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Portfolio of Investments for industry classification.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 11/28/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 11/28/2017

By

*/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 11/28/2017